Accounts Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable
Accounts payable-media and data	$ 307,018	$ 105,085
Accounts payable-other	14,145	3,376
Total	$ 321,163	$ 108,461